Concentration Risk	12 Months Ended
Dec. 31, 2022
Risks and Uncertainties [Abstract]
CONCENTRATION RISK
NOTE 16:	CONCENTRATION RISK

Major customers are defined as those from whom the Group derives at least 10% of its consolidated revenues consolidated accounts receivable.

During the years ended December 31, 2022, 2021 and 2020, consolidated revenues from the major customers reflected 77% (two customers), 45% (three customers) and 27% (one customer) of the total consolidated revenues, respectively.

As of December 31, 2022 and 2021, consolidated accounts receivable from the major customers reflected 71% (two customers) and 13% (one customer), respectively.